UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300

         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     January 06, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $395,578 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                              TITLE
                              OF                          VALUE SHARES/ SH/PUT/INVSTMTOTHER             VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP    (x$1000) PRN AMT PRNCALLDSCRETNMANAGERS        SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC                       COM             00651F108     276   19011 SH     SOLE                  19011       0       0
AMERICAN INTL GROUP           COM             026874107    8077  101729 SH     SOLE                 101729       0       0
BAXTER INTERNATIONAL          RIGHTSCV        071813125       2   66000 SH     SOLE                  66000       0       0
CARDINAL HEALTH               COM             14149Y108   28925  447344 SH     SOLE                 447344       0       0
CHEVRONTEXACO CORP            COM             166764100     246    2746 SH     SOLE                   2746       0       0
CLOROX CO                     COM             189054109   34785  879525 SH     SOLE                 879525       0       0
COR THERAPEUTICS              SUB NT CV 5%07  217753AD4    1805 1800000 PRN    SOLE                1800000       0       0
CORVIS CORP                   COM             221009103     129   40000 SH     SOLE                  40000       0       0
CROMPTON CORP                 COM             227116100    1127  125169 SH     SOLE                 125169       0       0
CYPRESS SEMICONDUCTOR         SB NT CV 3.75%05232806AF6    844810240000 PRN    SOLE               10240000       0       0
EXXON MOBIL                   COM             30231G102     287    7296 SH     SOLE                   7296       0       0
FEDERAL HOME LOAN MORT        COM             313400301   33513  512426 SH     SOLE                 512426       0       0
FEDERAL NATIONAL MORT         COM             313586109     302    3800 SH     SOLE                   3800       0       0
GENOMICA CORP                 COM             37243Q101     285   62600 SH     SOLE                  62600       0       0
I2 TECHNOLOGIES               COM             465754109    1596  202071 SH     SOLE                 202071       0       0
I2 TECHNOLOGIES               SUB NT CV5.25%06465754AF6    947912681000 PRN    SOLE               12681000       0       0
IRON MOUNTAIN INC             COM             462846106    7148  163200 SH     SOLE                 163200       0       0
JUNIPER NETWORKS              SB NT CV 4.75%0748203RAA2    1156 1600000 PRN    SOLE                1600000       0       0
LIZ CLAIBORNE INC             COM             539320101   16707  335828 SH     SOLE                 335828       0       0
MESSAGEMEDIA INC              COM             590787107      35  248800 SH     SOLE                 248800       0       0
MICROSOFT CORPORATION         COM             594918104   11935  180147 SH     SOLE                 180147       0       0
NIKE INC CLASS B              CL B            654106103   24470  435103 SH     SOLE                 435103       0       0
PROGRESSIVE CORP              COM             743315103   44215  296150 SH     SOLE                 296150       0       0
ROXIO CORP                    COM             780008108     426   25731 SH     SOLE                  25731       0       0
SAFEWAY                       COM             786514208   21588  517086 SH     SOLE                 517086       0       0
SBC COMMUNICATIONS            COM             78387G103     210    5351 SH     SOLE                   5351       0       0
SEALED AIR                    PFD CV A $2     81211K209   16498  398020 SH     SOLE                 398020       0       0
SEALED AIR CORP               COM             81211K100   22321  546821 SH     SOLE                 546821       0       0
VIACOM INC CLASS B            CL B            925524308   39376  891859 SH     SOLE                 891859       0       0
WATERS CORP                   COM             941848103   26229  676871 SH     SOLE                 676871       0       0
WELLS FARGO & CO              COM             949746101   33982  781726 SH     SOLE                 781726       0       0